Note 14 - Financial Instruments (Details) - Contractual Maturities of Undiscounted Cash Flows of Financial Liabilities (USD $)	3 Months Ended
Feb. 28, 2014
Third parties
Undiscounted future cash flows	$ 3,190,267
Less Than 3 Months [Member] | Accounts Payable [Member]
Third parties
Undiscounted future cash flows	573,344
Less Than 3 Months [Member] | Lease Obligations [Member]
Third parties
Undiscounted future cash flows	13,115
Less Than 3 Months [Member] | Employee Cost Payable [Member]
Third parties
Undiscounted future cash flows	197,930
Less Than 3 Months [Member] | Due to Related Party [Member]
Third parties
Undiscounted future cash flows	738,856
Less Than 3 Months [Member] | Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	45,339
Less Than 3 Months [Member]
Third parties
Undiscounted future cash flows	1,568,584
3 to 6 Months [Member] | Lease Obligations [Member]
Third parties
Undiscounted future cash flows	13,616
3 to 6 Months [Member] | Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	45,339
3 to 6 Months [Member]
Third parties
Undiscounted future cash flows	58,955
6 to 9 Months [Member] | Lease Obligations [Member]
Third parties
Undiscounted future cash flows	2,112
6 to 9 Months [Member] | Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	44,846
6 to 9 Months [Member]
Third parties
Undiscounted future cash flows	46,958
9 Months to 1 Year [Member] | Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	1,515,770
9 Months to 1 Year [Member]
Third parties
Undiscounted future cash flows	1,515,770
Accounts Payable [Member]
Third parties
Undiscounted future cash flows	573,344
Lease Obligations [Member]
Third parties
Undiscounted future cash flows	28,843
Employee Cost Payable [Member]
Third parties
Undiscounted future cash flows	197,930
Due to Related Party [Member]
Third parties
Undiscounted future cash flows	738,856
Unsecured Convertible Debentures [Member]
Third parties
Undiscounted future cash flows	$ 1,651,294